Temporary Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Temporary Equity	Temporary Equity
The following table summarizes the original issuance price per share and authorized and outstanding number of shares of redeemable preferred stock as of the dates indicated:

		March 31, 2021		December 31, 2020
Series Name	Original Issuance Price	Number of Shares Authorized	Number of Shares Outstanding	Number of Shares Authorized	Number of Shares Outstanding
Series 1	$100.00	4,500,000	3,234,000	4,500,000	3,234,000
Series A	0.20	19,687,500	19,687,500	19,687,500	19,687,500
Series B	2.20	37,252,051	26,693,795	37,252,051	26,693,795
Series C	2.20 – 3.05	2,209,991	2,038,643	2,209,991	2,038,643
Series D	3.45	23,411,503	22,369,041	23,411,503	22,369,041
Series E	9.46	24,483,290	24,262,476	24,483,290	24,262,476
Series F	15.78	63,386,220	60,110,165	63,386,220	60,110,165
Series G	17.18	29,096,495	29,096,489	29,096,495	29,096,489
Series H	15.44	50,815,616	16,224,534	50,815,616	16,224,534
Series H-1	15.44	57,000,000	52,743,298	57,000,000	52,743,298
Total		311,842,666	256,459,941	311,842,666	256,459,941
The original issuance price excludes any applicable discounts and the cost of issuance. Any shares of redeemable preferred stock that are redeemed, converted, purchased or acquired by the Company may be reissued, except as restricted by law or contract.
Recent Issuances and Redemptions
During December 2020, we exercised a call and redeemed 15,097,587 shares of redeemable preferred stock consisting of: 10,558,256 shares of Series B; 1,042,462 shares of Series D; 220,814 shares of Series E and 3,276,055 shares of Series F. The amount payable resulted in a reduction to redeemable preferred stock of $80,201 for the redeemable preferred stock balance at the time of the exercise. The shares were retired upon receipt. The cash payment for the redeemed preferred shares was made in January 2021. See Note 13 for additional information.
In May 2020, the Company issued 52,743,298 shares of Series H-1 redeemable preferred stock as a component of the purchase consideration for the acquisition of Galileo at a fair value of $814,156. See Note 2 for additional information on the acquisition.
Series 1 Preference and Rights
SoFi is party to the Series 1 Preferred Stock Investors’ Agreement (the “Series 1 Agreement”), dated as of May 29, 2019, with certain holders of its capital stock, including (i) entities affiliated with Silver Lake, which is affiliated with Michael Bingle, one of the directors of SoFi, (ii) entities affiliated with QIA, which is affiliated with Ahmed Al-Hammadi, one of the directors of SoFi, and (iii) Mr. Noto, the Chief Executive Officer and one of the directors of SoFi. The agreement provides holders of the Series 1 preferred stock, who also hold Series H Preferred Stock (the “Series 1 Holders”), upon request by QIA, with certain registration rights, provides for certain shelf registration filing obligations by SoFi and limits the future registration rights that SoFi may grant other parties, contains financial and other covenants, and provides for information rights and special payment rights, among other rights, as discussed further below.
The Series 1 redeemable preferred stock has no stated maturity. However, the Series 1 redeemable preferred shares have limited price protection in the instance that the Company liquidates, finalizes an initial public offering (“IPO”), or sells control of the Company to a third party. In the instance where the Company enters one of the foregoing transaction types during a period commencing on May 29, 2020 and ending one year later, if the Company does not achieve an IPO or sales price of $19.30 per share, then the Series 1 Holders have a right to a special payment for the difference between $19.30 and $15.44 per share (the “Special Payment”).
We evaluated the Special Payment provision and determined that the special payment feature was an embedded derivative that was not clearly and closely related to the host contract, and therefore should be accounted for as a derivative liability when the special payment becomes payable. In the event that a Special Payment event were to trigger a Special Payment becoming payable, it would be recognized within noninterest expense — general and administrative in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.
Additionally, subsequent to an IPO or change of control event (collectively, a “Change of Control”), within 120 days after the first date on which such Change of Control has occurred, each Series 1 Holder will have the right to require the Company, at the Series 1 Holder’s election, to purchase for cash some or all of the shares of Series 1 redeemable preferred stock held by such Series 1 Holder on the Change of Control put date at a redemption price in the amount of the initial Series 1 investment of $323.4 million. In conjunction with the Business Combination agreement in January 2021, the redeemable preferred stockholders waived their rights in the event of a liquidation, inclusive of the Series 1 Holders’ right to immediately receive the Series 1 proceeds of $323.4 million. The redeemable preferred stock redemption value will remain at $323.4 million, and all other material rights will remain the same, with the exception of added voting rights and the former liquidation provision triggered by an IPO is no longer of any effect. As such, the Series 1 redeemable preferred stock will remain in temporary equity following the Business Combination because the Series 1 redeemable preferred stock is not fully controlled by SoFi.
Additionally, in conjunction with the Business Combination, the Special Payment provision from our 2019 Series 1 Investor Agreement was amended. In accordance with the Merger Agreement, the amended Series 1 Investor Agreement provided for a special distribution of $21.2 million to Series 1 investors, which was paid from the proceeds of the Business Combination and settled contemporaneously with the Business Combination. The Special Payment will be recognized within noninterest expense — general and administrative in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss, because this feature will be accounted for as an embedded derivative, which is not clearly and closely related to the host contract, and have no subsequent impact on our consolidated financial results.
Dividends
The following summarizes the dividend provisions of each series of redeemable preferred stock (excluding Series 1, which is discussed separately below). The per-share amounts below are applied to the outstanding redeemable preferred shares then held by each Series at the time of the dividend declaration (if any). In the event dividends are declared, the below stated dividends are received in parity with each other, and prior and in preference to any dividends paid to Series C redeemable preferred shares or any class of common shares.

	March 31,	December 31,
Series Name(1)	2021	2020
Series A	$0.02	$0.02
Series B	0.18	0.18
Series D	0.28	0.28
Series E	0.76	0.76
Series F	1.26	1.26
Series G	1.37	1.37
Series H	1.23	1.23
Series H-1	1.23	1.23
____________________
(1)Series C redeemable preferred shares do not have a stated dividend.
With respect to the series of redeemable preferred stock presented in the table above, no dividends were declared or paid during the three months ended March 31, 2021 and 2020. All such dividends per share are non-cumulative and non-mandatory.
Series 1 redeemable preferred stock are entitled to receive cumulative cash dividends from and including the closing date of May 29, 2019 (“Closing Date”) at a fixed rate equal to $12.50 per annum per share, or 12.5% of the Series 1 redeemable preferred share price of $100.00 (“Series 1 Dividend Rate”). The Series 1 Dividend Rate resets to a new fixed rate on the fifth anniversary of the Closing Date and on every one-year anniversary of the Closing Date subsequent to the fifth anniversary of the Closing Date (“dividend reset date”), equal to six-month LIBOR as in effect on the second London banking day prior to such dividend reset date plus a spread of 9.94% per annum. During the three months ended March 31, 2021 and 2020, the Series 1 preferred stockholders were entitled to dividends of $9,968 and $10,106, respectively, which reflected the Series 1 Dividend Rate of $12.50 per annum per share of Series 1 preferred stock. Dividends payable as of March 31, 2021 were $9,968. There were no dividends payable as of December 31, 2020.
Dividends are payable semiannually in arrears on the 30th day of June and 31st day of December of each year, when and as authorized by the board of directors. The Company may defer any scheduled dividend payment for up to three semiannual dividend periods, subject to such deferred dividend accumulating and compounding at the applicable Series 1 Dividend Rate. If the Company defers any single scheduled dividend payment on the Series 1 redeemable preferred stock for four or more semiannual dividend periods, the Series 1 Dividend Rate applicable to (i) the compounding following the date of such default on all then-deferred dividend payments (whether or not deferred for four or more semiannual dividend periods) is applied on a go-forward basis and not retroactively, and (ii) new dividends declared following the date of such default and the compounding on such dividends if such new dividends are deferred shall be equal to the otherwise applicable Series 1 Dividend Rate plus 400 basis points. This default-related increase shall continue to apply until the Company pays all deferred dividends and related compounding. Once the Company is current on all such dividends, it may again commence deferral of any pre-scheduled dividend payment for up to three semiannual dividend periods, following the same procedure as outlined in the foregoing. There were no dividend deferrals during the three months ended March 31, 2021 and year ended December 31, 2020.
Conversion
In respect of every Series, other than Series 1, each redeemable preferred share automatically converts at the conversion rate then in effect into common stock upon a firm-commitment underwritten IPO of the Company’s common stock with an IPO not less than $17.06 per share (as adjusted for stock splits and the like) and aggregate cash proceeds of not less than $100.0 million.
The common stock conversion prices for each series were as follows:

	March 31,	December 31,
Series Name	2021	2020
Series A	$0.20	$0.20
Series B	2.20	2.20
Series C	1.00	1.00
Series D	3.45	3.45
Series E	9.46	9.46
Series F	15.75	15.75
Series G	17.06	17.06
Series H	15.44	15.44
Series H-1	15.44	15.44
In respect of Series A, Series B, Series D, Series E, Series H and Series H-1 shares, each share is convertible at the option of the holder into common stock at a one-to-one conversion rate of the price per preferred share to its conversion price but is subject to adjustments for events of dilution. Series F and G conversion rates were lowered in 2019 in conjunction with the Series H preferred stock offering and, therefore, the conversion prices no longer equal their respective prices per preferred share. Automatic conversion into common stock will occur upon written consent of a majority of Series A and Series B holders (voting as a single class), Series D holders (voting as a single class),
Series E holders (voting as a single class), Series F holders (voting as a single class), Series G holders (voting as a single class), Series H (voting as a single class) and Series H-1 (voting as a single class).
In respect of Series C shares, each share is convertible at the option of the holder into non-voting common stock at a one-to-one conversion rate of $1.00 per redeemable preferred share to its conversion price. Automatic conversion into non-voting common stock will occur upon the conversion of all Series A and Series B shares into common stock.
Liquidation
In the event of any liquidation, dissolution, merger or consolidation (resulting in the common and preferred stockholders’ loss of a collective 50% or more ownership in the Company), disposition or transfer of assets, or winding up of the Company, whether voluntary or involuntary (a “Liquidation Event”), the following summarizes the preference of each series of redeemable preferred stock:
In respect to all redeemable preferred stock, the preference is equal to an amount per share equal to the original issue price per share, and Series 1 has priority over all other redeemable preferred stock classes.
If, upon the Liquidation Event, the assets and funds are insufficient to permit payment of all outstanding preferences, the Company’s entire assets and funds will be distributed ratably among the redeemable preferred stockholders following the holders’ liquidation preferences (after the Series 1 liquidation preference is fully satisfied).
The various liquidation preferences (redemption amounts) are itemized below:

	March 31,	December 31,
Series Name	2021	2020
Series 1	$323,400	$323,400
Series A	3,938	3,938
Series B	58,668	58,668
Series C	4,837	4,837
Series D	77,240	77,240
Series E	229,470	229,470
Series F	948,316	948,316
Series G	500,000	500,000
Series H	250,445	250,445
Series H-1	814,156	814,156
Total	$3,210,470	$3,210,470
Settlement Rights
The Series 1 redeemable preferred stock is redeemable at SoFi’s option in certain circumstances. SoFi may, at any time but no more than three times, at its option, settle the Series 1 redeemable preferred stock, in whole or in part, but if in part, in an amount no less than one-third of the total amount of Series 1 redeemable preferred stock originally issued or the remainder of Series 1 redeemable preferred stock outstanding (the “Minimum Redemption Amount”). In addition, SoFi may settle the Series 1 redeemable preferred stock in whole or in part (subject to the Minimum Redemption Amount) in the event of a liquidation transaction or a direct sale of control transaction by a majority of SoFi’s stockholders, or within 120 days of (i) an IPO, or (ii) following an IPO, a change of control of SoFi, each of which would result in a payment of the initial purchase price of the Series 1 shares of $323.4 million plus any unpaid dividends on the Series 1 redeemable preferred stock and any special payment due under the Series 1 investor agreement (whether deferred or otherwise) (the “Series 1 Redemption Price”). Such settlement is determined at the discretion of the board of directors.
If the Series 1 redeemable preferred stock is not earlier redeemed by SoFi as described in the preceding paragraph, the holders of Series 1 redeemable preferred stock have the right to force SoFi to settle their Series 1 redeemable preferred stock in the following circumstances: (i) upon a change of control of SoFi following an IPO, or (ii) during the six-month period following (a) a default in payment of any dividend on the Series 1 redeemable preferred stock, or (b) the cure period for any covenant default under the Series 1 investor agreement, in each case at the Series 1 Redemption Price.
All other preferred stock is convertible in the case of an IPO into common stock at defined conversion prices as disclosed above, but there is no stated term for settling the liquidation preference for all other Series of preferred stock.
Voting Rights
Series A and Series B together have the right to elect one member of the board of directors provided the number of shares outstanding is at least 14,000,000. Series D and Series E together have the right to elect one member of the board of directors provided the number of shares outstanding is at least 14,000,000. Series F holders have the right to elect one member of the board of directors provided the number of shares outstanding is at least 7,000,000. Series G holders have the right to elect one member of the board of directors provided the number of shares outstanding is at least 3,000,000. Series H holders have the right to elect one member of the board of directors provided the number of shares outstanding is at least 1,396,717. The Series C, Series 1 and Series H-1 holders do not have explicit Board rights per our current Articles of Incorporation.
Warrants
In connection with the Series 1 and Series H redeemable preferred stock issuances during the year ended December 31, 2019, we also issued 6,983,585 Series H warrants, which were accounted for as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity, and were included within accounts payable, accruals and other liabilities in the Unaudited Condensed Consolidated Balance Sheets. At inception, we allocated $22.3 million of the $539.0 million of proceeds we received from the Series 1 and Series H preferred stock issuances to the Series H warrants, with such valuation determined using the Black-Scholes Model, in order to establish an initial fair value for the Series H warrants. The remaining proceeds were allocated to the Series 1 and Series H preferred stock balances based on their initial relative fair values.
The Series H warrants are subsequently measured at fair value on a recurring basis and are classified as Level 3 because of our reliance on unobservable assumptions, with fair value changes recognized within noninterest expense — general and administrative in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. The key inputs into our Black-Scholes Model valuation were as follows at inception and as of the dates indicated:

	March 31,	December 31,	Initial Measurement Assumptions
Input	2021	2020
Risk-free interest rate	0.4%	0.2%	2.1%
Expected term (years)	3.2	3.4	5.0
Expected volatility	36.6%	32.6%	25.0%
Dividend yield	—%	—%	—%
Exercise price	$15.44	$15.44	$15.44
Fair value of Series H preferred stock	$33.03	$18.43	$14.13
The Company’s use of the Black-Scholes Model requires the use of subjective assumptions:
•The risk-free interest rate assumption was initially based on the five-year U.S. Treasury rate, which was commensurate with the expected term of the warrants. The warrants automatically convert into Series H redeemable shares at the later of an IPO or five years from the issuance date of the warrants (May 29, 2019). At inception, we assumed that the term would be five years, given by design the warrants were only expected to extend for greater than five years if the Company was still not publicly traded by that point in time. The expected term assumption used reflects the five-year term less time elapsed since initial measurement. An increase in the expected term, in isolation, would typically correlate to a higher risk-free interest rate and result in an increase in the fair value measurement of the warrant liabilities and vice versa. See below for a development in connection with the Business Combination.
•The expected volatility assumption for the initial measurement was based on the volatility of our common stock and adjusted for the reduced volatility inherent in redeemable preferred stock, given the Series H liquidity preference. As of each subsequent measurement date presented above, we updated our expected volatility assumptions to reflect the expectation that the Series H warrants will convert into common stock upon consummation of the Business Combination, and the Series H preference would be of no further effect, in which case the Series H preference would not have a material impact on the stock volatility measure. As such, the expected volatility assumptions reflect our common stock volatility as of March 31, 2021 and December 31, 2020. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
•The initial fair value of the Series H redeemable preferred stock was based on the purchase price of the Series H redeemable preferred stock, which was contemporaneous with the issuance of the warrants. The fair value measurement of the Series H redeemable preferred stock as of December 31, 2020 was informed from a common stock transaction during December 2020 at a price of $18.43 per common share. We determined that this common stock transaction was a reasonable proxy for the valuation of the Series H redeemable preferred stock as of December 31, 2020 due to the proximity to an expected Business Combination; therefore, no further adjustments were made for the Series H concluded price per share. As of March 31, 2021, the fair value measurement of the Series H redeemable preferred stock was determined based on the observable closing price of SCH’s stock (ticker symbol “IPOE”) on the measurement date multiplied by the weighted average exchange ratio of the Series H preferred stock.
•We assumed no dividend yield because we have historically not paid out dividends to our existing redeemable preferred stockholders, other than to the Series 1 redeemable preferred stockholders, which is considered a special circumstance.
At inception of the warrants, we allocated the remaining net proceeds of $514.3 million from the combined Series H and Series 1 redeemable preferred stock offering to the Series H and Series 1 redeemable preferred stock balances in proportion to their relative fair values. This resulted in an initial allocation of $193.9 million and $320.4 million to the Series H and Series 1 redeemable preferred stock, respectively.
The following table presents the changes in the fair value of warrant liabilities:

Warrant Liabilities
Fair value as of January 1, 2021	$39,959
Change in valuation inputs or other assumptions(1)	89,920
Fair value as of March 31, 2021	$129,879

Fair value as of January 1, 2020	$19,434
Change in valuation inputs or other assumptions(1)	2,879
Fair value as of March 31, 2020	$22,313
___________________
(1)Changes in valuation inputs or other assumptions are recognized in noninterest expense — general and administrative in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.
Temporary Equity
The following table summarizes the original issuance price per share and authorized and outstanding number of shares of redeemable preferred stock as of the dates indicated:

		December 31, 2020		December 31, 2019
Series Name	Original Issuance Price	Number of Shares Authorized	Number of Shares Outstanding	Number of Shares Authorized	Number of Shares Outstanding
Series 1	$100.00	4,500,000	3,234,000	4,500,000	3,234,000
Series A	0.20	19,687,500	19,687,500	19,687,500	19,687,500
Series B	2.20	37,252,051	26,693,795	37,252,051	37,252,051
Series C	2.20 – 3.05	2,209,991	2,038,643	2,209,991	2,038,643
Series D	3.45	23,411,503	22,369,041	23,411,503	23,411,503
Series E	9.46	24,483,290	24,262,476	24,483,290	24,483,290
Series F	15.78	63,386,220	60,110,165	63,386,220	63,386,220
Series G	17.18	29,096,495	29,096,489	29,096,495	29,096,489
Series H	15.44	50,815,616	16,224,534	50,815,616	16,224,534
Series H-1	15.44	57,000,000	52,743,298	—	—
Total		311,842,666	256,459,941	254,842,666	218,814,230
The original issuance price excludes any applicable discounts and the cost of issuance. Any shares of redeemable preferred stock that are redeemed, converted, purchased or acquired by the Company may be reissued, except as restricted by law or contract.
Recent Issuances and Redemptions
During December 2020, we exercised a call and redeemed 15,097,587 shares of redeemable preferred stock consisting of: 10,558,256 shares of Series B; 1,042,462 shares of Series D; 220,814 shares of Series E and 3,276,055 shares of Series F. The amount payable resulted in a reduction to redeemable preferred stock of $80,201 for the redeemable preferred stock balance at the time of the exercise. The shares were retired upon receipt. See Note 14 for additional information.
In May 2020, the Company issued 52,743,298 shares of Series H-1 redeemable preferred stock as a component of the purchase consideration for the acquisition of Galileo at a fair value of $814,156. See Note 2 for additional information on the acquisition.
In May 2019, the Company issued 13,967,169 shares of Series H and 3,234,000 shares of Series 1 redeemable preferred stock. The Company received $539.0 million of gross proceeds in connection with this redeemable preferred stock offering, which was reduced by $2.4 million of direct costs. In October 2019, the Company issued an additional 2,257,365 shares of Series H preferred stock. The Company received $34.8 million of gross proceeds in connection with this redeemable preferred stock offering and had no direct costs associated with the offering.
Series 1 Preference and Rights
SoFi is party to the Series 1 Preferred Stock Investors’ Agreement (the “Series 1 Agreement”), dated as of May 29, 2019, with certain holders of its capital stock, including (i) entities affiliated with Silver Lake, which is affiliated with Michael Bingle, one of the directors of SoFi, (ii) entities affiliated with QIA, which is affiliated with Ahmed Al-Hammadi, one of the directors of SoFi, and (iii) Mr. Noto, the Chief Executive Officer and one of the directors of SoFi. The agreement provides holders of the Series 1 preferred stock, who also hold Series H Preferred Stock (the “Series 1 Holders”), upon request by QIA, with certain registration rights, provides for certain shelf registration filing obligations by SoFi and limits the future registration rights that SoFi may grant other parties, contains financial and other covenants, and provides for information rights and special payment rights, among other rights, as discussed further below.
The Series 1 redeemable preferred stock has no stated maturity. However, the Series 1 redeemable preferred shares have limited price protection in the instance that the Company liquidates, finalizes an initial public offering (“IPO”), or sells control of the Company to a third party. In the instance where the Company enters one of the foregoing transaction types during a period commencing on May 29, 2020 and ending one year later, if the Company does not achieve an IPO or sales price of $19.30 per share, then the Series 1 Holders have a right to a special payment for the difference between $19.30 and $15.44 per share (the “Special Payment”).
We evaluated the Special Payment provision and determined that the special payment feature was an embedded derivative that was not clearly and closely related to the host contract, and therefore should be accounted for as a derivative liability when the special payment becomes payable. In the event that a Special Payment event triggers a Special Payment becoming payable, it will be recognized within noninterest expense — general and administrative in the Consolidated Statements of Operations and Comprehensive Income (Loss). See Note 18 for discussion of an amendment to the Series 1 Investor Agreement subsequent to December 31, 2020 and the expected accounting treatment of the Special Payment upon completion of the Business Combination.
Additionally, subsequent to an IPO or change of control event (collectively, a “Change of Control”), within 120 days after the first date on which such Change of Control has occurred, each Series 1 Holder will have the right to require the Company, at the Series 1 Holder’s election, to purchase for cash some or all of the shares of Series 1 redeemable preferred stock held by such Series 1 Holder on the Change of Control put date at a redemption price in the amount of the initial Series 1 investment of $323.4 million. See Note 18, wherein we discuss that the Series 1 Holders waived their rights to settlement of the initial Series 1 investment following the liquidation triggered by the consummation of the Business Combination, but the Series 1 redeemable preferred stock will remain in temporary equity following the Business Combination because the Series 1 redeemable preferred stock is not fully controlled by SoFi.
Dividends
The following summarizes the dividend provisions of each series of redeemable preferred stock (excluding Series 1, which is discussed separately below). The per-share amounts below are applied to the outstanding redeemable preferred shares then held by each Series at the time of the dividend declaration (if any). In the event dividends are declared, the below stated dividends are received in parity with each other, and prior and in preference to any dividends paid to Series C redeemable preferred shares or any class of common shares.

	December 31,
Series Name(1)	2020	2019
Series A	$0.02	$0.02
Series B	0.18	0.18
Series D	0.28	0.28
Series E	0.76	0.76
Series F	1.26	1.26
Series G	1.37	1.37
Series H	1.23	1.23
Series H-1	1.23	—
____________________
(1)Series C redeemable preferred shares do not have a stated dividend.
With respect to the series of redeemable preferred stock presented in the table above, no dividends were declared or paid during the years ended December 31, 2020 and 2019. All such dividends per share are non-cumulative and non-mandatory.
Series 1 redeemable preferred stock are entitled to receive cumulative cash dividends from and including the closing date of May 29, 2019 (“Closing Date”) at a fixed rate equal to $12.50 per annum per share, or 12.5% of the Series 1 redeemable preferred share price of $100.00 (“Series 1 Dividend Rate”). The Series 1 Dividend Rate resets to a new fixed rate on the fifth anniversary of the Closing Date and on every one-year anniversary of the Closing Date subsequent to the fifth anniversary of the Closing Date (“dividend reset date”), equal to six-month LIBOR as in effect on the second London banking day prior to such dividend reset date plus a spread of 9.94% per annum. During the years ended December 31, 2020 and 2019, we declared and paid dividends of $40,536 and $23,923, respectively, to our Series 1 preferred stockholders, which reflected the Series 1 Dividend Rate of $12.50 per annum per share of Series 1 preferred stock. There were no dividends payable as of December 31, 2020 and 2019.
Dividends are payable semiannually in arrears on the 30th day of June and 31st day of December of each year, when and as authorized by the board of directors. The Company may defer any scheduled dividend payment for up to three semiannual dividend periods, subject to such deferred dividend accumulating and compounding at the applicable Series 1 Dividend Rate. If the Company defers any single scheduled dividend payment on the Series 1 redeemable preferred stock for four or more semiannual dividend periods, the Series 1 Dividend Rate applicable to (i) the compounding following the date of such default on all then-deferred dividend payments (whether or not deferred for four or more semiannual dividend periods) is applied on a go-forward basis and not retroactively, and (ii) new dividends declared following the date of such default and the compounding on such dividends if such new dividends are deferred shall be equal to the otherwise applicable Series 1 Dividend Rate plus 400 basis points. This default-related increase shall continue to apply until the Company pays all deferred dividends and related compounding. Once the Company is current on all such dividends, it may again commence deferral of any pre-scheduled dividend payment for up to three semiannual dividend periods, following the same procedure as outlined in the foregoing. There were no dividend deferrals during the years ended December 31, 2020 and 2019.
Conversion
In respect of every Series, other than Series 1, each redeemable preferred share automatically converts at the conversion rate then in effect into common stock upon a firm-commitment underwritten IPO of the Company’s common stock with an IPO not less than $17.06 per share (as adjusted for stock splits and the like) and aggregate cash proceeds of not less than $100.0 million.
The common stock conversion prices for each series were as follows:

	December 31,
Series Name	2020	2019
Series A	$0.20	$0.20
Series B	2.20	2.20
Series C	1.00	1.00
Series D	3.45	3.45
Series E	9.46	9.46
Series F	15.75	15.75
Series G	17.06	17.06
Series H	15.44	15.44
Series H-1	15.44	—
In respect of Series A, Series B, Series D, Series E, Series H and Series H-1 shares, each share is convertible at the option of the holder into common stock at a one-to-one conversion rate of the price per preferred share to its conversion price but is subject to adjustments for events of dilution. Series F and G conversion rates were lowered in 2019 in conjunction with the Series H preferred stock offering and, therefore, the conversion prices no longer equal their respective prices per preferred share. Automatic conversion into common stock will occur upon written consent of a majority of Series A and Series B holders (voting as a single class), Series D holders (voting as a single class), Series E holders (voting as a single class), Series F holders (voting as a single class), Series G holders (voting as a single class), Series H (voting as a single class) and Series H-1 (voting as a single class).
In respect of Series C shares, each share is convertible at the option of the holder into non-voting common stock at a one-to-one conversion rate of $1.00 per redeemable preferred share to its conversion price. Automatic conversion into non-voting common stock will occur upon the conversion of all Series A and Series B shares into common stock.
Liquidation
In the event of any liquidation, dissolution, merger or consolidation (resulting in the common and preferred stockholders’ loss of a collective 50% or more ownership in the Company), disposition or transfer of assets, or winding up of the Company, whether voluntary or involuntary (a “Liquidation Event”), the following summarizes the preference of each series of redeemable preferred stock:
In respect to all redeemable preferred stock, the preference is equal to an amount per share equal to the original issue price per share, and Series 1 has priority over all other redeemable preferred stock classes.
If, upon the Liquidation Event, the assets and funds are insufficient to permit payment of all outstanding preferences, the Company’s entire assets and funds will be distributed ratably among the redeemable preferred stockholders following the holders’ liquidation preferences (after the Series 1 liquidation preference is fully satisfied).
The various liquidation preferences (redemption amounts) are itemized below:

	December 31,
Series Name	2020	2019
Series 1	$323,400	$323,400
Series A	3,938	3,938
Series B	58,668	81,873
Series C	4,837	4,837
Series D	77,240	80,840
Series E	229,470	231,558
Series F	948,316	1,000,000
Series G	500,000	500,000
Series H	250,445	250,445
Series H-1	814,156	—
Total	$3,210,470	$2,476,891
Settlement Rights
The Series 1 redeemable preferred stock is redeemable at SoFi’s option in certain circumstances. SoFi may, at any time but no more than three times, at its option, settle the Series 1 redeemable preferred stock, in whole or in part, but if in part, in an amount no less than one-third of the total amount of Series 1 redeemable preferred stock originally issued or the remainder of Series 1 redeemable preferred stock outstanding (the “Minimum Redemption Amount”). In addition, SoFi may settle the Series 1 redeemable preferred stock in whole or in part (subject to the Minimum Redemption Amount) in the event of a liquidation transaction or a direct sale of control transaction by a majority of SoFi’s stockholders, or within 120 days of (i) an IPO, or (ii) following an IPO, a change of control of SoFi, each of which would result in a payment of the initial purchase price of the Series 1 shares of $323.4 million plus any unpaid dividends on the Series 1 redeemable preferred stock and any special payment due under the Series 1 investor agreement (whether deferred or otherwise) (the “Series 1 Redemption Price”). Such settlement is determined at the discretion of the board of directors.
If the Series 1 redeemable preferred stock is not earlier redeemed by SoFi as described in the preceding paragraph, the holders of Series 1 redeemable preferred stock have the right to force SoFi to settle their Series 1 redeemable preferred stock in the following circumstances: (i) upon a change of control of SoFi following an IPO, or (ii) during the six-month period following (a) a default in payment of any dividend on the Series 1 redeemable preferred stock, or (b) the cure period for any covenant default under the Series 1 investor agreement, in each case at the Series 1 Redemption Price.
All other preferred stock is convertible in the case of an IPO into common stock at defined conversion prices as disclosed above, but there is no stated term for settling the liquidation preference for all other Series of preferred stock.
Refer to Note 18 for more details regarding the Series 1 redeemable preferred stock treatment in conjunction with the consummation of the Business Combination.
Voting Rights
Series A and Series B together have the right to elect one member of the board of directors provided the number of shares outstanding is at least 14,000,000. Series D and Series E together have the right to elect one member of the board of directors provided the number of shares outstanding is at least 14,000,000. Series F holders have the right to elect one member of the board of directors provided the number of shares outstanding is at least 7,000,000. Series G holders have the right to elect one member of the board of directors provided the number of shares outstanding is at least 3,000,000. Series H holders have the right to elect one member of the board of directors provided the number of shares outstanding is at least 1,396,717. The Series C, Series 1 and Series H-1 holders do not have explicit Board rights per our current Articles of Incorporation.
Warrants
In connection with the Series 1 and Series H redeemable preferred stock issuances during the year ended December 31, 2019, we also issued 6,983,585 Series H warrants, which were accounted for as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity, and were included within accounts payable, accruals and other liabilities in the Consolidated Balance Sheets. At inception, we allocated $22.3 million of the $539.0 million of proceeds we received from the Series 1 and Series H preferred stock issuances to the Series H warrants, with such valuation determined using the Black-Scholes Model, in order to establish an initial fair value for the Series H warrants. The remaining proceeds were allocated to the Series 1 and Series H preferred stock balances based on their initial relative fair values.
The Series H warrants are subsequently measured at fair value on a recurring basis and are classified as Level 3 because of our reliance on unobservable assumptions, with fair value changes recognized within noninterest expense — general and administrative in the Consolidated Statements of Operations and Comprehensive Income (Loss). The key inputs into our Black-Scholes Model valuation were as follows at inception and as of the dates indicated:

	December 31,		Initial Measurement Assumptions
Input	2020	2019
Risk-free interest rate	0.2%	1.7%	2.1%
Expected term (years)	3.4	4.4	5
Expected volatility	32.6%	25.0%	25.0%
Dividend yield	—%	—%	—%
Exercise price	$15.44	$15.44	$15.44
Fair value of Series H preferred stock	$18.43	$14.02	$14.13
The Company’s use of the Black-Scholes Model requires the use of subjective assumptions:
•The risk-free interest rate assumption was initially based on the five-year U.S. Treasury rate, which was commensurate with the expected term of the warrants. The warrants automatically convert into Series H redeemable shares at the later of an IPO or five years from the issuance date of the warrants (May 29, 2019). At inception, we assumed that the term would be five years, given by design the warrants were only expected to extend for greater than five years if the Company was still not publicly traded by that point in time. An increase in the expected term, in isolation, would typically correlate to a higher risk-free interest rate and result in an increase in the fair value measurement of the warrant liabilities and vice versa. See below for a development in connection with the Business Combination.
•The expected volatility assumption for the initial measurement and as of December 31, 2019 was based on the volatility of our common stock and adjusted for the reduced volatility inherent in redeemable preferred stock, given the Series H liquidity preference. As of December 31, 2020, we updated our expected volatility assumption to reflect the expectation that the Series H warrants will convert into common stock upon consummation of the Business Combination, and the Series H preference would be of no further effect, in which case the Series H preference would not have a material impact on the stock volatility measure. As such, the expected volatility assumption reflects our common stock volatility as of December 31, 2020. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
•The initial fair value of the Series H redeemable preferred stock was based on the purchase price of the Series H redeemable preferred stock, which was contemporaneous with the issuance of the warrants. The fair value measurement of the Series H redeemable preferred stock as of December 31, 2019 was determined using the Black-Scholes Model, via the backsolve method. The fair value measurement of the Series H redeemable preferred stock as of December 31, 2020 was informed from a common stock transaction during December 2020 at a price of $18.43 per common share. Additionally, the proximity to an expected Business Combination informed our valuation of our redeemable preferred stock. We determined that this common stock transaction was a reasonable proxy for the valuation of the Series H redeemable preferred stock as of December 31, 2020; therefore, no further adjustments were made for the Series H concluded price per share.
•We assumed no dividend yield because we have historically not paid out dividends to our existing redeemable preferred stockholders, other than to the Series 1 redeemable preferred stockholders, which were considered special circumstances.
At inception of the warrants, we allocated the remaining net proceeds of $514.3 million from the combined Series H and Series 1 redeemable preferred stock offering to the Series H and Series 1 redeemable preferred stock balances in proportion to their relative fair values. This resulted in an initial allocation of $193.9 million and $320.4 million to the Series H and Series 1 redeemable preferred stock, respectively.
The following table presents the changes in the fair value of warrant liabilities:

Warrant Liabilities
Fair value as of January 1, 2019	$—
Initial measurement	22,268
Change in valuation inputs or other assumptions(1)	(2,834)
Fair value as of December 31, 2019	$19,434
Change in valuation inputs or other assumptions(1)	20,525
Fair value as of December 31, 2020	$39,959
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(1)Changes in valuation inputs or other assumptions are recognized in noninterest expense — general and administrative in the Consolidated Statements of Operations and Comprehensive Income (Loss).
In connection with the Business Combination, the Series H warrants will convert into warrants to purchase common stock of the combined entity at the conversion price and ratio for Series H established under “— Conversion” above.